Long Term Payable	12 Months Ended
Jun. 30, 2025
Long Term Payable [Abstract]
LONG TERM PAYABLE

NOTE 9 – LONG TERM PAYABLE

On February 7, 2023, Beijing Haoxi signed an auto loan with Mercedes-Benz Auto Finance Co., Ltd. for RMB800,000 ($112,252) to purchase a car worth RMB1,000,000 ($140,315) with a down payment of RMB200,000 ($28,063). The loan repayment period is 3 years with a monthly installment of RMB24,698 ($3,466). Mr. Xu Lei was the guarantor. As of June 30, 2025 and 2024, long-term payable were $26,496 and $66,365 (current portion of $40,477 and noncurrent portion of $25,888), respectively. As of June 30, 2025 and 2024, the unrecognized financing expense amortized was 3,211 and $5,706, respectively. The remaining unrecognized financing expense was $1,105 and $4,336, respectively.

As of June 30, 2025
Long-term accounts payable-current	$27,601
Unrecognized financing expense	(1,105)
Long-term accounts payable-current, net	$26,496

As of June 30, 2024
Long-term accounts payable-current	$41,587
Unrecognized financing expense	(1,110)
Long-term accounts payable-current, net	$40,477

As of June 30, 2024
Long-term accounts payable-non-current	$29,114
Unrecognized financing expense	(3,226)
Long-term accounts payable-non-current, net	$25,888

The weighted-average remaining loan term and the required rate of return required by the lender is as follows:

As of June 30, 2025
Weighted-average remaining lease term	8 months

The required rate of return required by the lender	6.99%

The repayment schedule is as follows:

	Payments due by period
	Total	Less than 1 year	1-2 years	2-3 years	More than 3 years
As of June 30, 2025	$41,587	$41,587	$—	$—	$—